Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	$ 130,169	$ 125,330
Cost	273,912	230,961	$ 216,407
Accumulated depreciation and impairment	(120,488)	(100,792)	(91,077)
Additions	27,636	15,540
Decommissioning costs - Additions to / review of estimates	2,672	3,269
Capitalized borrowing costs	1,277	1,021
Signature Bonuses Transfers (5)	16	1,177
Write-offs	(631)	(5,054)
Transfers (6)	286	300
Transfers to assets held for sale	(279)	(4,427)
Depreciation, amortization and depletion	(15,306)	(14,618)
Impairment recognition (note 26)	(2,925)	(1,453)
Impairment reversal (note 26)	142	290
Translation adjustment	10,367	8,794
Balance at December 31, 2022	153,424	130,169
Land Buildings And Improvement [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	2,538	2,383
Cost	4,634	4,343	4,080
Accumulated depreciation and impairment	(1,947)	(1,805)	(1,697)
Additions
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs	(11)	(20)
Transfers (6)	58	130
Transfers to assets held for sale	(16)	(27)
Depreciation, amortization and depletion	(84)	(88)
Impairment recognition (note 26)
Impairment reversal (note 26)	3
Translation adjustment	199	160
Balance at December 31, 2022	2,687	2,538
Equipment And Other Assets [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	55,147	53,126
Cost	118,173	105,429	98,085
Accumulated depreciation and impairment	(59,764)	(50,282)	(44,959)
Additions	528	841
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs	(304)	(746)
Transfers (6)	5,531	5,162
Transfers to assets held for sale	(36)	(1,874)
Depreciation, amortization and depletion	(5,079)	(4,746)
Impairment recognition (note 26)	(1,689)	(693)
Impairment reversal (note 26)	101	223
Translation adjustment	4,210	3,854
Balance at December 31, 2022	58,409	55,147
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	14,838	16,922
Cost	31,467	23,938	25,954
Accumulated depreciation and impairment	(9,951)	(9,100)	(9,032)
Additions	11,919	7,525
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs	1,277	1,021
Signature Bonuses Transfers (5)
Write-offs	(86)	(2,152)
Transfers (6)	(7,058)	(8,611)
Transfers to assets held for sale	99	(410)
Depreciation, amortization and depletion
Impairment recognition (note 26)	(883)	(605)
Impairment reversal (note 26)	9	15
Translation adjustment	1,401	1,133
Balance at December 31, 2022	21,516	14,838
Exploration And Development Costs [Member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	38,434	35,847
Cost	74,809	67,581	61,906
Accumulated depreciation and impairment	(34,377)	(29,147)	(26,059)
Additions	12	48
Decommissioning costs - Additions to / review of estimates	2,672	3,269
Capitalized borrowing costs
Signature Bonuses Transfers (5)	16	1,177
Write-offs	(74)	(667)
Transfers (6)	1,754	3,617
Transfers to assets held for sale	(241)	(1,976)
Depreciation, amortization and depletion	(4,711)	(5,306)
Impairment recognition (note 26)	(314)	(142)
Impairment reversal (note 26)	1	52
Translation adjustment	2,883	2,515
Balance at December 31, 2022	40,432	38,434
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at January 1, 2022	19,212	17,052
Cost	44,829	29,670	26,382
Accumulated depreciation and impairment	(14,449)	(10,458)	$ (9,330)
Additions	15,177	7,126
Decommissioning costs - Additions to / review of estimates
Capitalized borrowing costs
Signature Bonuses Transfers (5)
Write-offs	(156)	(1,469)
Transfers (6)	1	2
Transfers to assets held for sale	(85)	(140)
Depreciation, amortization and depletion	(5,432)	(4,478)
Impairment recognition (note 26)	(39)	(13)
Impairment reversal (note 26)	28
Translation adjustment	1,674	1,132
Balance at December 31, 2022	$ 30,380	$ 19,212